Investment in a Joint Venture / Associate (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 EUR (€)	Sep. 27, 2021 EUR (€)	Sep. 27, 2021 USD ($)	Jul. 27, 2021 USD ($)	Jul. 16, 2021 EUR (€)	Jul. 15, 2021	Mar. 19, 2021 EUR (€)	Mar. 19, 2021 USD ($)	Mar. 10, 2021 EUR (€)	Mar. 10, 2021 USD ($)
Investment in a Joint Venture / Associate
Percentage of shares acquired	31.40%	31.40%
Percentage of outstanding capital diluted	27.70%
Shareholder voting rights	31.40%	31.40%
Gain on dilution | €	€ 1,179
Share capital
Investment in a Joint Venture / Associate
Share buyback common stock	273,227
Series B preferred stock
Investment in a Joint Venture / Associate
Number of shares issued	1,092,908	1,092,908
Zenlabs Energy Inc
Investment in a Joint Venture / Associate
Percentage of shares acquired								9.10%			25.70%	25.70%
Purchase price			€ 8,502	€ 7,400	$ 8,716	$ 8,716	€ 7,400				€ 8,502	$ 10,054
Conversion of outstanding promissory notes at a fair value included in consideration			€ 2,222						€ 2,222	$ 2,629
Promissory notes held included in conversion									€ 1,051	$ 1,250
Total fair value of identifiable net assets acquired	€ 8,344	$ 9,843
Goodwill	7,558	8,927
Identifiable net assets acquired	2,248	2,652
Fair value step-up brand and technology portfolio	8,688	10,250
Deferred taxation	€ 2,592	$ 3,059
Shareholder voting rights								9.10%			25.70%	25.70%